UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

November 30, 2022

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending November 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Rising Rates, Heightened Volatility Weighed on Municipal Bonds

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25 basis points (bps) rate hike, increased its interest rate target an additional 350 bps through November. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before retreating to 7.1% by November. Policymakers indicated taming inflation remained their priority, even as the economy contracted in 2022’s first half and recession risks mounted.

In addition to fueling recession fears, the combination of elevated inflation and a hawkish Fed pushed municipal bond (muni) yields higher and muni returns lower. This backdrop also contributed to the longest and largest muni fund outflow cycle on record. However, a late-period rally, triggered by expectations for the Fed to slow its rate-hike pace, helped recover some previous losses. Municipal bonds declined for the six-month period but fared much better than Treasuries. Investment-grade municipal bonds outperformed high-yield munis for the period.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	97.9%
Affiliated Funds	1.2%
Other Assets and Liabilities	0.9%

Top Five States and Territories	% of net assets
New York	10.4%
Texas	8.7%
Illinois	7.4%
Florida	6.4%
Arizona	6.2%

Top Five Sectors	% of fund investments
Special Tax	16%
Hospital	10%
General Obligation (GO) - Local	10%
Retirement Community	10%
Charter School	9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During Period(1) 6/1/22 - 11/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$952.50	$2.94	0.60%
I Class	$1,000	$952.30	$1.96	0.40%
Y Class	$1,000	$952.50	$1.81	0.37%
A Class	$1,000	$950.20	$4.16	0.85%
C Class	$1,000	$946.60	$7.81	1.60%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,023.06	$2.03	0.40%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 97.9%
Alabama — 1.0%
Black Belt Energy Gas District Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	$770,000	$762,559
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	3,075,000	3,017,193
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,049,445
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,144,940
		6,974,137
Alaska — 0.1%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	500,000	494,566
Arizona — 6.2%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,587,080
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,496,366
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,014,672
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	4,900,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	1,400,000	980,000
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,850,626
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,215,972
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/23, Prerefunded at 100% of Par(1)(2)	1,000,000	1,019,246
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	4,405,388
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	837,273
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,398,116
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,390,306
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,047,867
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	460,971
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,963,633
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	691,403
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,286,010
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,232,125
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	878,683
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	97,000	95,420
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	91,000	88,265
6

	Principal Amount/Shares	Value
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	$1,000,000	$972,609
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	731,638
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	4,113,996
		42,657,665
Arkansas — 0.3%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52 (1)	2,000,000	1,988,153
California — 3.7%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	327,555
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	195,000	195,072
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	8,000,000	1,492,835
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	1,000,000	182,208
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	702,575
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	2,500,000	2,426,493
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	501,110
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	500,117
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	981,098
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,449,370
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,839,030
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,167,469
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,197,511
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	627,084
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,115,020
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	535,329
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(3)	9,750,000	1,049,709
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,194,653
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	2,640,594
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(3)	3,500,000	1,048,721
Sunnyvale Special Tax, 7.75%, 8/1/32	1,410,000	1,414,366
		25,587,919
Colorado — 3.8%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	414,078
7

	Principal Amount/Shares	Value
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	$525,000	$509,900
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,128,626
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	840,431
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,020,126
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	830,902
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,022,369
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	916,457
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	2,500,000	2,634,871
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	427,784
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), 5.00%, 5/15/32	1,000,000	1,159,641
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	447,000	437,964
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,243,082
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,800,000	1,811,588
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,001,696
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,092,936
One Horse Business Improvement District Rev., 6.00%, 6/1/24	440,000	440,252
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	484,680
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	918,536
State of Colorado COP, 6.00%, 12/15/38	810,000	970,228
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,604,820
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,536,026
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,203,864
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	290,501
		25,941,358
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,407,192
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	1,000,000	978,260
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,819,297
		6,204,749
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48 (1)	3,000,000	2,834,825
District of Columbia — 0.8%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(3)	15,000,000	2,730,910
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,692,406
		5,423,316
Florida — 6.4%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	245,673
Brevard County Health Facilities Authority Rev., (Health First, Inc. Obligated Group), 5.00%, 4/1/52	3,000,000	3,065,909
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	969,559
8

	Principal Amount/Shares	Value
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	$1,905,000	$1,780,281
Celebration Pointe Community Development District Special Assessment, (2014 Assessment Area), 5.125%, 5/1/45	720,000	698,137
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,860,000	4,239,956
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/35	1,850,000	1,843,706
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	1,896,129
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	714,388
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	746,970
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,024,820
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,295,960
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	964,314
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	1,923,207
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,555,000	2,592,522
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	4,650,000	4,294,834
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,265,448
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,531,001
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	370,000	371,967
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,855,000	1,731,573
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,515,000	2,164,552
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,925,000	1,363,924
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,205,000	1,361,205
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	3,000,000	3,025,264
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,829,227
		43,940,526
Georgia — 3.6%
Atlanta Department of Aviation Rev., 5.00%, 7/1/47	2,000,000	2,061,619
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,150,000	1,088,077
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,320,380
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,017,441
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,346,171
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,875,000	2,087,498
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,249,018
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	Principal Amount/Shares	Value
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	$4,555,000	$4,701,365
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,455,444
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,358,697
		24,685,710
Idaho — 0.7%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,033,709
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,824,723
		4,858,432
Illinois — 7.4%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,289,385
Chicago GO, 5.00%, 1/1/28	2,000,000	2,043,838
Chicago GO, 5.00%, 1/1/29	2,000,000	2,044,640
Chicago GO, 5.625%, 1/1/29	2,500,000	2,582,101
Chicago GO, 5.50%, 1/1/39	2,000,000	2,014,330
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,646,158
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,359,952
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,057,765
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,203,233
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,051,480
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,490,558
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,409,296
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,534,133
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,056,709
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,117,839
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,720,858
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/45	1,790,000	1,891,022
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,146,405
State of Illinois GO, 5.00%, 10/1/33	900,000	936,384
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,005,381
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,011,238
State of Illinois GO, 5.50%, 5/1/39	985,000	1,039,746
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,530,597
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,661,912
		50,844,960
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	4,020,761
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,720,000	1,710,532
		5,731,293
Kansas — 0.3%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,266,141
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	689,271
		1,955,412
10

	Principal Amount/Shares	Value
Kentucky — 1.9%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	$1,335,000	$1,359,685
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,455,943
Kentucky State University COP, 4.00%, 11/1/56 (BAM)	500,000	451,683
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,784,471
		13,051,782
Louisiana — 0.6%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,652,724
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,335,093
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,026,326
		4,014,143
Maryland — 1.8%
Baltimore Rev., 5.00%, 6/1/51	1,200,000	1,130,747
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,478,163
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,457,039
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,031,438
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,050,533
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,670,779
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,384,595
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	1,932,483
		12,135,777
Massachusetts — 1.2%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	3,500,000	3,803,967
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	958,759
Massachusetts Port Authority Rev., 5.00%, 7/1/37	2,000,000	2,157,370
Massachusetts Port Authority Rev., 5.00%, 7/1/41	1,200,000	1,270,902
		8,190,998
Michigan — 3.3%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,445,462
Detroit GO, 5.50%, 4/1/45	1,540,000	1,581,940
Detroit GO, 5.00%, 4/1/46	2,000,000	1,962,604
Detroit GO, 5.00%, 4/1/50	2,250,000	2,183,072
Detroit GO, 5.50%, 4/1/50	1,820,000	1,858,934
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,159,386
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	1,873,351
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	1,580,000	1,484,516
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	405,000	404,468
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(3)	1,500,000	127,267
11

	Principal Amount/Shares	Value
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(2)	$2,105,000	$2,217,831
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	4,395,000	4,407,022
		22,705,853
Minnesota — 0.6%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	3,611,894
Minneapolis MN/St. Paul Housing & Redevelopment Authority Rev., (Allina Health Obligated Group), VRDN, 1.00%, 12/1/22 (LOC: JPMorgan Chase Bank N.A.)	550,000	550,000
		4,161,894
Missouri — 1.7%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	867,357
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	842,569
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	1,863,609
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,332,238
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,144,929
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	971,699
		12,022,401
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	4,000,000	4,015,854
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	5,000,000	5,128,897
		9,144,751
Nevada — 2.5%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,255,000	1,268,860
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	325,000	327,881
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	595,000	598,903
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	280,000	281,278
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	920,000	923,689
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	820,000	678,465
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	337,843
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	983,658
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,290,174
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	575,000	543,993
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	705,000	663,045
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	575,000	535,183
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	950,000	861,553
12

	Principal Amount/Shares	Value
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	$7,500,000	$886,601
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(3)	13,000,000	1,256,087
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	2,660,833
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,830,958
		16,929,004
New Jersey — 3.9%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,184,989
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,639,055
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,008,244
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	652,051
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/52	2,300,000	2,354,913
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	4,915,856
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	457,875
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,235,760
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,109,587
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 6/15/50(4)	1,000,000	1,073,694
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,015,174
		26,647,198
New Mexico — 0.7%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	480,947
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	419,510
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,077,240
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	868,231
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,257,545
		5,103,473
New York — 10.4%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,513,470
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	621,733
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	482,504
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	910,639
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	896,667
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,206,410
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,050,071
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,293,079
New York City GO, 5.25%, 5/1/42	1,000,000	1,115,564
13

	Principal Amount/Shares	Value
New York City GO, 5.00%, 4/1/43	$7,040,000	$7,401,187
New York City GO, 5.25%, 5/1/43	1,000,000	1,112,744
New York City GO, 4.00%, 9/1/46	1,240,000	1,188,115
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,000,431
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,670,905
New York City Municipal Water Finance Authority Rev., VRDN, 3.90%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	2,150,000	2,150,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	1,500,000	1,755,140
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/36	1,500,000	1,695,900
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.91%, 12/1/22 (SBBPA: Mizuho Bank Ltd.)	400,000	400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.98%, 12/1/22 (SBBPA: Bank of America N.A.)	700,000	700,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,154,969
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	924,408
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,348,272
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,022,526
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,378,635
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,672,927
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	4,113,665
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	430,183
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	1,500,000	1,219,486
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	2,000,000	1,810,808
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,506,636
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	1,590,918
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	296,561
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	570,676
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	408,765
		71,613,994
North Carolina — 1.1%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	559,705
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	982,290
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,658,520
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,378,178
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,414,345
14

	Principal Amount/Shares	Value
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23, Prerefunded at 103% of Par(2)	$280,000	$293,270
		7,286,308
Ohio — 4.8%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,600,000	16,150,239
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(3)	15,000,000	1,759,287
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,422,224
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,520,293
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,945,000	4,731,551
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,309,902
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,368,434
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	932,118
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,807,953
		33,002,001
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	229,753
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	887,821
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,338,533
		2,456,107
Pennsylvania — 3.3%
Allegheny County Airport Authority Rev., 5.00%, 1/1/28	1,980,000	2,107,294
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	2,039,782
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,059,609
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	483,000	468,426
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	915,000	861,260
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,527,953
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	962,544
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	936,939
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/25, Prerefunded at 100% of Par(2)	1,250,000	1,311,485
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	759,228
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par(2)	1,500,000	1,540,420
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,562,113
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	285,000	278,815
15

	Principal Amount/Shares	Value
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	$2,000,000	$1,808,480
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	884,249
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,628,963
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	952,788
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	940,487
		22,630,835
Puerto Rico — 2.0%
Puerto Rico GO, 5.25%, 7/1/23	206,792	207,698
Puerto Rico GO, 5.375%, 7/1/25	412,437	418,391
Puerto Rico GO, 5.625%, 7/1/27	3,658,702	3,747,361
Puerto Rico GO, 5.625%, 7/1/29	402,071	412,147
Puerto Rico GO, 5.75%, 7/1/31	390,528	401,145
Puerto Rico GO, 4.00%, 7/1/33	370,323	322,677
Puerto Rico GO, 4.00%, 7/1/35	332,871	283,876
Puerto Rico GO, 4.00%, 7/1/37	285,691	238,773
Puerto Rico GO, 4.00%, 7/1/41	388,431	312,192
Puerto Rico GO, 4.00%, 7/1/46	403,963	312,000
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(3)	123,821	113,785
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(3)	476,571	261,600
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,753,388	799,983
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,264,801
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,741,113
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(3)	5,000,000	1,260,126
		14,097,668
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	1,946,777
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,001,671
		2,948,448
South Carolina — 0.9%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,194,448
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/52	2,500,000	2,795,278
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,052,489
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	537,855
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	863,558
		6,443,628
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,600,000	1,247,273
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28(4)	900,000	965,772
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	504,884
		2,717,929
16

	Principal Amount/Shares	Value
Texas — 8.7%
Austin Airport System Rev., 5.00%, 11/15/35	$1,500,000	$1,611,443
Austin Airport System Rev., 5.00%, 11/15/36	2,000,000	2,139,462
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	985,970
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,944,184
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,123,196
El Paso Water & Sewer Rev., 4.00%, 3/1/39	3,000,000	3,035,109
Fort Bend Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	2,000,000	2,085,728
Fort Bend Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,750,000	1,810,619
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,600,686
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,462,345
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,423,159
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,615,000	1,725,920
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,850,000	1,977,060
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(2)	1,505,000	1,579,253
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(2)	1,000,000	1,068,681
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	570,000	619,413
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,120,000	1,217,093
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(2)	1,260,000	1,369,230
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	2,750,000	2,988,398
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(2)	290,000	303,973
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(2)	390,000	416,145
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,000,000	1,067,039
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,300,000	1,387,151
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,829,324
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	890,403
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	849,141
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	904,705
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,390,774
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/47	1,000,000	947,382
17

	Principal Amount/Shares	Value
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	$5,000,000	$4,742,940
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	1,986,746
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/27	420,000	462,453
		59,945,125
Utah — 0.5%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52 (1)	4,250,000	3,481,552
Virginia — 2.4%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	983,385
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,045,987
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,690,663
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	3,330,000	3,312,459
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	911,531
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	438,518
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,865,406
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,029,762
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,147,029
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	933,154
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	960,210
		16,318,104
Washington — 4.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,500,000	2,943,544
Port of Seattle Rev., 5.00%, 8/1/47	3,530,000	3,639,426
Port of Seattle Rev., 5.50%, 8/1/47	2,370,000	2,552,331
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,275,076
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,376,297
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	550,000	523,495
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	684,975
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,430,457
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	6,233,941
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,007,799
		29,667,341
Wisconsin — 2.4%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	872,990
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,167,317
18

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.00%, 6/1/24(1)	$1,575,000	$1,572,306
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	913,183
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	601,294
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	846,594
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,127,922
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	1,260,000	1,260,461
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	466,581
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	401,977
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	891,912
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,266,133
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	775,787
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	803,717
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,185,057
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	1,632,523
		16,785,754
TOTAL MUNICIPAL SECURITIES (Cost $721,048,133)		673,625,089
AFFILIATED FUNDS(5) — 1.2%
American Century Diversified Municipal Bond ETF (Cost $8,730,427)	169,300	8,374,932
TOTAL INVESTMENT SECURITIES—99.1% (Cost $729,778,560)		682,000,021
OTHER ASSETS AND LIABILITIES — 0.9%		6,199,831
TOTAL NET ASSETS — 100.0%		$688,199,852

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	258	March 2023	$29,283,000	$22,577
^Amount represents value and unrealized appreciation (depreciation).

19

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $149,250,192, which represented 21.7% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
20

Statement of Assets and Liabilities

NOVEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $721,048,133)	$673,625,089
Investment securities - affiliated, at value (cost of $8,730,427)	8,374,932
Total investment securities, at value (cost of $729,778,560)	682,000,021
Cash	207,339
Deposits with broker for futures contracts	567,600
Receivable for investments sold	3,220,295
Receivable for capital shares sold	593,176
Interest and dividends receivable	10,620,256
697,208,687

Liabilities
Payable for investments purchased	5,063,563
Payable for capital shares redeemed	3,475,519
Payable for variation margin on futures contracts	17,020
Accrued management fees	257,745
Distribution and service fees payable	7,300
Dividends payable	187,688
9,008,835

Net Assets	$688,199,852

Net Assets Consist of:
Capital paid in	$771,017,088
Distributable earnings	(82,817,236)
$688,199,852

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$249,800,685	28,729,159	$8.70
I Class	$357,497,986	41,117,681	$8.69
Y Class	$53,135,090	6,113,407	$8.69
A Class	$24,747,430	2,846,715	$8.69
C Class	$3,018,661	347,288	$8.69
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.10 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
21

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$16,289,125
Dividends (including $88,612 from affiliated funds)	88,612
16,377,737
Expenses:
Management fees	1,751,170
Distribution and service fees:
A Class	34,300
C Class	16,724
Trustees' fees and expenses	26,302
Other expenses	7,464
1,835,960
Fees waived(1)	(12,135)
1,823,825

Net investment income (loss)	14,553,912

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(22,928,996)
Futures contract transactions	133,509
(22,795,487)

Change in net unrealized appreciation (depreciation) on:
Investments (including $(225,525) from affiliated funds)	(31,674,426)
Futures contracts	21,501
(31,652,925)

Net realized and unrealized gain (loss)	(54,448,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,894,500)
(1)Amount consists of  $4,291, $6,414, $933, $443 and $54 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
22

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MAY 31, 2022
Increase (Decrease) in Net Assets	November 30, 2022	May 31, 2022
Operations
Net investment income (loss)	$14,553,912	$27,095,561
Net realized gain (loss)	(22,795,487)	(10,525,332)
Change in net unrealized appreciation (depreciation)	(31,652,925)	(77,566,585)
Net increase (decrease) in net assets resulting from operations	(39,894,500)	(60,996,356)

Distributions to Shareholders
From earnings:
Investor Class	(5,000,933)	(11,870,626)
I Class	(7,870,622)	(18,550,031)
Y Class	(1,154,853)	(2,789,719)
A Class	(481,710)	(1,168,543)
C Class	(46,102)	(119,307)
Decrease in net assets from distributions	(14,554,220)	(34,498,226)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(83,295,533)	59,982,303

Net increase (decrease) in net assets	(137,744,253)	(35,512,279)

Net Assets
Beginning of period	825,944,105	861,456,384
End of period	$688,199,852	$825,944,105

See Notes to Financial Statements.
23

Notes to Financial Statements

NOVEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

24

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

25

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended November 30, 2022.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $26,725,000 and $42,460,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2022 were $273,819,166 and $352,233,674, respectively.

26

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2022		Year ended May 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,319,373	$38,252,839	8,163,776	$81,285,951
Issued in reinvestment of distributions	491,787	4,322,059	1,026,415	10,361,422
Redeemed	(6,533,097)	(57,843,817)	(9,937,021)	(98,702,683)
	(1,721,937)	(15,268,919)	(746,830)	(7,055,310)
I Class
Sold	14,944,542	131,388,159	25,013,977	247,907,208
Issued in reinvestment of distributions	848,889	7,465,233	1,763,970	17,764,394
Redeemed	(22,564,452)	(197,901,699)	(20,641,080)	(201,041,560)
	(6,771,021)	(59,048,307)	6,136,867	64,630,042
Y Class
Sold	852,480	7,605,754	2,564,983	25,981,628
Issued in reinvestment of distributions	131,288	1,153,506	276,971	2,789,239
Redeemed	(1,582,748)	(13,862,398)	(2,397,091)	(23,484,428)
	(598,980)	(5,103,138)	444,863	5,286,439
A Class
Sold	222,770	1,937,683	313,039	3,177,456
Issued in reinvestment of distributions	44,696	392,656	96,172	970,644
Redeemed	(666,181)	(5,808,083)	(616,497)	(6,263,350)
	(398,715)	(3,477,744)	(207,286)	(2,115,250)
C Class
Sold	81,774	728,243	53,744	537,105
Issued in reinvestment of distributions	4,636	40,700	10,505	106,058
Redeemed	(133,109)	(1,166,368)	(140,360)	(1,406,781)
	(46,699)	(397,425)	(76,111)	(763,618)
Net increase (decrease)	(9,537,352)	$(83,295,533)	5,551,503	$59,982,303

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$8,600	—	—	$(225)	$8,375	169	—	$89
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

27

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$673,625,089	—
Affiliated Funds	$8,374,932	—	—
	$8,374,932	$673,625,089	—

Other Financial Instruments
Futures Contracts	$22,577	—	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $16,240,286 futures contracts purchased and $9,513,281 futures contracts sold.

28

The value of interest rate risk derivative instruments as of November 30, 2022, is disclosed on the Statement of Assets and Liabilities as a liability of $17,020 in payable for variation margin on futures contracts.* For the six months ended November 30, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $133,509 in net realized gain (loss) on futures contract transactions and $21,501 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

10. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$729,778,560
Gross tax appreciation of investments	$9,921,025
Gross tax depreciation of investments	(57,699,564)
Net tax appreciation (depreciation) of investments	$(47,778,539)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2022, the fund had post-October capital loss deferrals of $(12,102,580), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$9.31	0.17	(0.61)	(0.44)	(0.17)	—	(0.17)	$8.70	(4.75)%	0.60%(4)	0.60%(4)	3.76%(4)	3.76%(4)	37%	$249,801
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	0.60%	3.80%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	—	(0.36)	$9.66	4.87%	0.60%	0.60%	3.74%	3.74%	49%	$336,797
I Class
2022(3)	$9.31	0.18	(0.62)	(0.44)	(0.18)	—	(0.18)	$8.69	(4.77)%	0.40%(4)	0.40%(4)	3.96%(4)	3.96%(4)	37%	$357,498
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	0.40%	4.00%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	—	(0.38)	$9.66	5.08%	0.40%	0.40%	3.94%	3.94%	49%	$195,453

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$9.31	0.18	(0.62)	(0.44)	(0.18)	—	(0.18)	$8.69	(4.75)%	0.37%(4)	0.37%(4)	3.99%(4)	3.99%(4)	37%	$53,135
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	0.37%	4.03%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	—	(0.38)	$9.65	5.00%	0.37%	0.37%	3.97%	3.97%	49%	$16,750
A Class
2022(3)	$9.31	0.16	(0.62)	(0.46)	(0.16)	—	(0.16)	$8.69	(4.98)%	0.85%(4)	0.85%(4)	3.51%(4)	3.51%(4)	37%	$24,747
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	0.85%	3.55%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	—	(0.33)	$9.66	4.61%	0.85%	0.85%	3.49%	3.49%	49%	$32,130

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$9.31	0.12	(0.62)	(0.50)	(0.12)	—	(0.12)	$8.69	(5.34)%	1.60%(4)	1.60%(4)	2.76%(4)	2.76%(4)	37%	$3,019
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	1.60%	2.80%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	—	(0.26)	$9.65	3.72%	1.60%	1.60%	2.74%	2.74%	49%	$14,817

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and
34

five-year periods and below its benchmark for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the
35

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

38

Notes

39

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 2301

Semiannual Report

November 30, 2022

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas
Dear Investor:

Thank you for reviewing this semiannual report for the period ending November 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Rising Rates, Heightened Volatility Weighed on Municipal Bonds

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25 basis points (bps) rate hike, increased its interest rate target an additional 350 bps through November. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before retreating to 7.1% by November. Policymakers indicated taming inflation remained their priority, even as the economy contracted in 2022’s first half and recession risks mounted.

In addition to fueling recession fears, the combination of elevated inflation and a hawkish Fed pushed municipal bond (muni) yields higher and muni returns lower. This backdrop also contributed to the longest and largest muni fund outflow cycle on record. However, a late-period rally, triggered by expectations for the Fed to slow its rate-hike pace, helped recover some previous losses. Municipal bonds declined for the six-month period but fared much better than Treasuries. Investment-grade municipal bonds outperformed high-yield munis for the period.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2022
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.1%
Other Assets and Liabilities	0.9%

Top Five States and Territories	% of net assets
Texas	12.6%
New York	11.7%
Illinois	10.3%
California	6.6%
Pennsylvania	5.8%

Top Five Sectors	% of fund investments
General Obligation (GO) - Local	15%
Special Tax	14%
Hospital	12%
General Obligation (GO) - State	8%
Water & Sewer	8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During Period(1) 6/1/22 - 11/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$986.90	$2.34	0.47%
I Class	$1,000	$987.90	$1.35	0.27%
Y Class	$1,000	$988.10	$1.20	0.24%
A Class	$1,000	$985.70	$3.58	0.72%
C Class	$1,000	$981.10	$7.30	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.72	$1.37	0.27%
Y Class	$1,000	$1,023.87	$1.22	0.24%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

NOVEMBER 30, 2022 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.1%
Alabama — 2.4%
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	$560,000	$619,525
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	772,925
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,015,886
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	1,645,000	1,652,028
Black Belt Energy Gas District Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	1,730,000	1,713,281
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,794,816
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	19,500,000	20,340,840
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	16,969,530
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,037,601
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,038,562
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,192,607
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	15,000,000	14,976,179
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,316,828
		88,440,608
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,729,154
Valdez Rev., (Exxon Mobil Corp.), VRDN, 1.00%, 12/1/22 (GA: Exxon Mobil Corp.)	1,250,000	1,250,000
		4,979,154
Arizona — 4.2%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.32%, (3-month LIBOR plus 0.81%), 1/1/37	7,500,000	6,893,965
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.15%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,712,988
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,150,966	5,924,247
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	415,000	417,824
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	385,852
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	591,429
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	789,063
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	3,500,000
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 1.00%, 12/1/22 (LOC: JPMorgan Chase Bank N.A.)	860,000	860,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	600,000	569,275
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	607,593

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	$300,000	$325,604
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	274,595
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	684,243
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	327,674
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	326,679
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	254,445
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	567,540
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,782,858
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,662,406
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	493,902
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	457,069
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	204,802
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	526,426
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,102,993
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,342,242
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,848,513
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,451,917
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,780,484
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	942,466
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	4,000,000	3,928,764
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	100,639
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	508,028
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	206,200
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	310,781
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	223,579
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	723,356
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	718,467
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	306,576
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,008,676
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,236,105
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,898,995

	Principal Amount	Value
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	$1,200,000	$1,208,531
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,305,627
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,068,225
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	3,380,000	2,681,379
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	822,992
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	6,500,000	4,692,498
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	3,140,000	2,171,006
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	951,106
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	842,219
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	681,691
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,700,196
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,565,590
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	379,973
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	786,326
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	368,240
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	283,975
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,727,987
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	461,670
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 2.47%, (MUNIPSA plus 0.57%), 1/1/35	3,655,000	3,639,653
Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 2.70%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,713,269
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	967,888
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,792,041
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,188,750
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(1)	1,650,000	1,232,235
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/24	1,450,000	1,503,258
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/25	1,000,000	1,058,915
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	738,728
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	642,730
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,071,311
Phoenix GO, 5.00%, 7/1/24	1,330,000	1,380,530

	Principal Amount	Value
Phoenix GO, 5.00%, 7/1/25	$3,000,000	$3,175,974
Phoenix GO, 5.00%, 7/1/26	2,750,000	2,965,282
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,294,197
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,098,709
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	10,381,144
Town of Gilbert GO, 5.00%, 7/15/23	4,000,000	4,062,378
		154,385,483
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,011,483
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,392,860
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,193,902
		3,598,245
California — 6.6%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,030,783
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,239,742
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,725,000	1,785,131
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,811,002
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,800,000	1,862,745
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,069,717
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,069,717
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,832,605
Bay Area Toll Authority Rev., VRN, 3.00%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,778,539
Bay Area Toll Authority Rev., VRN, 2.18%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	7,006,401
California Community Choice Financing Authority Rev., VRN, 2.35%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	7,789,526
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	584,553
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	474,207
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	192,327
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	261,156
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	258,954
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	138,109
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,810,000	1,836,060
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,759,078
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,375,000	1,360,731
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	608,004

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	$1,000,000	$1,025,730
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,031,343
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,039,852
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,008,990
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)	5,145,000	4,783,512
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,544,939
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,559,181
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,038,797
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	1,960,000	1,911,294
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,368,309
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,268,888
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,057,194
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,298,916
City & County of San Francisco GO, 5.00%, 6/15/25	1,560,000	1,656,750
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,168,193
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,074,123
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	2,015,999
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,200,000	2,153,292
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,455,000	971,470
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,750,000	1,772,668
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	2,500,000	2,592,115
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	16,110,000	14,112,818
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,268,637
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,587,807
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,464,507
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,541,861
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,297,211
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,099,299
Metropolitan Water District of Southern California Rev., VRN, 2.04%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,960,351
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,159,418
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	800,000	849,609
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,062,011
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,084,521

	Principal Amount	Value
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	$1,295,000	$1,369,673
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,057,303
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42	2,000,000	2,058,876
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,730,196
Orange County Transportation Authority Rev., 4.00%, 10/15/24	7,140,000	7,328,835
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,181,787
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,103,437
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,655,577
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,464,985
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,209,628
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,258,647
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,175,827
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	643,740
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,095,687
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(2)	6,000,000	6,317,713
San Mateo County Transportation Authority Rev., VRDN, 0.55%, 12/1/22 (LOC: Bank of America N.A.)	100,000	100,000
State of California GO, 5.00%, 10/1/23	2,725,000	2,784,168
State of California GO, 5.00%, 10/1/24	3,500,000	3,662,446
State of California GO, 5.00%, 12/1/26	3,955,000	4,053,077
State of California GO, 5.00%, 2/1/27	10,000,000	10,043,239
State of California GO, 5.00%, 11/1/27	5,000,000	5,113,478
State of California GO, 5.00%, 2/1/28	10,000,000	10,043,239
State of California GO, 4.00%, 9/1/32	5,000,000	5,201,730
State of California GO, 4.00%, 8/1/35	10,000,000	10,269,271
State of California GO, 4.00%, 9/1/35	10,815,000	11,107,770
State of California GO, 5.00%, 9/1/42	2,605,000	2,797,251
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,088,880
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,406,368
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,046,737
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,043,542
		240,991,799
Colorado — 3.6%
Adams County COP, 5.00%, 12/1/25	2,720,000	2,894,646
Adams County COP, 4.00%, 12/1/26	2,250,000	2,327,640
Adams County COP, 4.00%, 12/1/27	1,310,000	1,352,047

	Principal Amount	Value
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	$3,000,000	$3,331,832
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	308,915
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	565,538
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	450,488
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	359,108
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	673,327
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	974,345
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,202,620
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,467,340
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,212,335
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	752,222
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,645,040
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	636,820
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,231,181
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	557,446
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,558,591
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,691,464
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,095,124
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 1.05%, 12/1/22 (LOC: TD Bank N.A.)	860,000	860,000
Colorado Educational & Cultural Facilities Authority Rev., (Mandel Jewish Community Center of Cleveland), VRDN, 1.05%, 12/1/22 (LOC: JPMorgan Chase Bank N.A.)	250,000	250,000
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,746,261
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,799,218
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,497,246
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	1,795,000	1,869,510
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,986,088
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,265,878
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,747,133
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,455,117
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	801,595
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	517,923
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	351,272
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	391,338
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	400,147
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	251,569
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,166,734
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	596,015

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	$8,500,000	$9,075,030
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	1,925,446
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	4,943,066
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	733,802
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	748,274
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	519,865
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,007,535
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,005,478
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	4,830,105
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	538,304
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,091,598
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	830,543
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,000,899
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	204,855
Leyden Rock Metropolitan District GO, 4.00%, 12/1/46 (AGM)	1,500,000	1,395,196
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,532,364
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,359,262
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,598,309
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,673,813
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,041,363
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,832,802
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	1,919,683
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	3,978,646
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	700,923
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	721,164
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,347,711
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,901,681
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	624,243
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	324,258
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	165,000
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	193,880
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	122,584
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	207,901
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	140,526
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	190,387
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	132,617
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	209,178
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	144,613
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	217,352
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	139,369
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	230,739
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	134,096
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	238,498
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	134,062

	Principal Amount	Value
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	$215,000	$237,651
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	134,033
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	253,559
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	144,632
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	549,939
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	171,282
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	553,131
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	310,141
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	108,355
		132,710,856
Connecticut — 2.0%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	536,305
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,220,092
Bridgeport GO, 5.00%, 8/15/27	4,490,000	4,889,269
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	664,815
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,662,043
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	557,697
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,414,286
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,106,024
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,080,671
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	694,966
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,858,291
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,077,854
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,579,216
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,046,806
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,072,461
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,036,394
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,028,311
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,012,610
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	289,663
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,074,620
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	115,000	113,061
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	503,304
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,412,025
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,573,468
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	643,089
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	534,151
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,173,148
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	370,226

	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	$400,000	$420,738
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	4,875,993
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	8,697,155
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,680,825
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,917,044
State of Connecticut GO, 4.00%, 6/1/39	500,000	503,482
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,117,249
		72,437,352
District of Columbia — 1.1%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	16,793,820
District of Columbia GO, 5.00%, 6/1/38	7,995,000	8,199,286
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(2)	1,000,000	1,008,391
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(2)	1,000,000	1,031,805
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	1,834,320
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,676,205
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,323,756
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,315,888
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,211,481
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,202,159
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,431,504
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	946,992
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	234,431
		40,210,038
Florida — 5.2%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,774,396
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,746
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,811,720
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	510,274
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	510,440
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	260,672
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,020,218
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	509,372
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	507,735
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	503,186
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	502,217
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)(4)	2,955,000	3,274,869
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,362,094

	Principal Amount	Value
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	$750,000	$766,959
Florida Development Finance Corp. Rev., 5.00%, 6/15/40	1,650,000	1,666,608
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,406,746
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31	300,000	280,824
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35	225,000	203,026
Florida Development Finance Corp. Rev., (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), 5.00%, 6/15/47	3,200,000	3,201,440
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	431,967
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	960,734
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,287,376
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,298,295
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,609,101
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	990,078
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	984,661
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,047,276
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	785,166
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,307,754
Fort Myers Rev., 4.00%, 12/1/29	170,000	176,246
Fort Myers Rev., 4.00%, 12/1/30	150,000	155,192
Fort Myers Rev., 4.00%, 12/1/31	650,000	671,763
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,819,534
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,464,769
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), VRDN, 0.95%, 12/1/22 (LOC: TD Bank N.A.)	1,150,000	1,150,000
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,327,787
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,638,158
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	903,012
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,474,594
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	801,566
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,309,254
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,557,659
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,386,033
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,373,032
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,089,761
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	509,028
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	519,189
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	810,000	831,380
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	410,249

	Principal Amount	Value
Osceola County Transportation Rev., 5.00%, 10/1/33	$695,000	$709,703
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	254,185
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	747,279
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	705,997
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,007,410
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(3)	1,200,000	606,727
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(3)	3,000,000	1,428,279
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(3)	1,500,000	632,379
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(3)	1,800,000	712,180
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,069,189
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	542,157
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	644,703
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	945,410
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,029,576
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,333,218
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,415,945
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	915,988
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	1,828,555
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	970,000	984,245
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	13,769,240
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,183,266
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,066,595
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,256,811
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	900,883
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,744,555
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,197,184
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,511,423
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36(4)	5,555,000	6,389,378
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	811,993
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,009,892
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	11,668,863
Tampa Water & Wastewater System Rev., 5.00%, 10/1/34	625,000	728,037
Tampa Water & Wastewater System Rev., 5.00%, 10/1/37	1,935,000	2,220,957
Tampa Water & Wastewater System Rev., 5.00%, 10/1/38	1,000,000	1,143,464
Tampa Water & Wastewater System Rev., 5.00%, 10/1/39	5,085,000	5,786,034

	Principal Amount	Value
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	$1,110,000	$1,181,857
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,492,586
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,205,524
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	945,766
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	200,000	199,493
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,070,000	2,018,176
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,845,000	1,742,140
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	245,000	237,372
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	745,000	695,069
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	600,000	543,047
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	960,000	838,842
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,720,000	1,437,731
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	995,000	806,684
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,130,000	2,576,266
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,270,000	1,755,852
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	995,000	723,950
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,440,000	1,762,816
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,008,809
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,495,000	2,774,883
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,500,000	4,545,395
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	4,000,000	4,037,518
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,070,455
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,283,784
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,107,820
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,156,968
Wildwood Utility Dependent District Rev., 5.00%, 10/1/38 (BAM)	500,000	550,130
Wildwood Utility Dependent District Rev., 5.00%, 10/1/39 (BAM)	500,000	546,100
		192,491,889
Georgia — 3.0%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,038,867
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	935,557
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,828,484
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	1,801,021
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	875,699

	Principal Amount	Value
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	$2,460,000	$2,179,233
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,015,084
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	3,139,989
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,214,195
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,089,054
Georgia Ports Authority Rev., 5.00%, 7/1/32	1,975,000	2,316,366
Georgia Ports Authority Rev., 5.00%, 7/1/33	2,000,000	2,335,290
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,643,854
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	7,500,000	7,528,419
Main Street Natural Gas, Inc. Rev., VRN, 2.47%, (MUNIPSA plus 0.57%), 8/1/48	10,000,000	9,898,952
Main Street Natural Gas, Inc. Rev., VRN, 3.35%, (1-month LIBOR plus 0.83%), 8/1/48	10,000,000	9,928,851
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,040,048
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	19,960,501
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	13,000,000	13,417,725
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,232,985
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,547,707
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,370,019
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,668,726
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,025,067
		111,031,693
Hawaii — 0.6%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,041,063
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	8,850,090
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,714,923
		20,606,076
Illinois — 10.3%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,055,564
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,204,163
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,045,787
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,065,240
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,777,908
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,029,610
Chicago GO, 5.00%, 1/1/30	6,600,000	6,749,745
Chicago GO, 4.00%, 1/1/35	3,000,000	2,737,434
Chicago GO, 6.00%, 1/1/38	5,000,000	5,199,043
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,060,002
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,734,186
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,295,492
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,503,134

	Principal Amount	Value
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	$4,000,000	$4,103,254
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,562,660
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,397,651
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,181,573
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,438,104
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,396,914
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,193,449
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,029,397
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,077,893
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,111,839
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,374,700
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,554,994
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,011,337
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,011,612
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	765,323
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	764,628
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,516,965
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,305,597
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	3,822,106
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	10,360,528
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,211,357
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,106,427
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,361,357
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,673,122
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,560,849
Cook County GO, 5.00%, 11/15/25	3,600,000	3,802,752
Cook County GO, 5.00%, 11/15/27	2,800,000	3,002,616
Cook County GO, 5.00%, 11/15/28	1,000,000	1,069,669
Cook County GO, 5.00%, 11/15/29	3,270,000	3,495,305
Cook County GO, 5.00%, 11/15/31	2,350,000	2,504,710
Cook County GO, 5.00%, 11/15/34	2,000,000	2,072,953
Cook County GO, 5.00%, 11/15/35	1,800,000	1,862,330
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,020,027
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	1,885,037
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,244,087
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,000,000
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,064,246
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,169,896
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,582,576
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,185,930
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,244,868
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,799,441
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,021,818
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,090,167
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,059,772
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,153,872

	Principal Amount	Value
Decatur GO, 5.00%, 3/1/28 (AGM)	$1,205,000	$1,285,489
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,347,876
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,414,583
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,482,826
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,638,823
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	404,276
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	412,617
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	421,108
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	374,926
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	428,415
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	812,014
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,629,437
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,543,220
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	948,242
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,805,114
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,128,618
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	524,017
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	329,407
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	521,492
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	592,553
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	518,892
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,535,745
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	755,576
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,538,366
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,195,092
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	4,634,242
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,012,723
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	3,500,000	3,514,389
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 2.60%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,941,444
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	251,339
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	724,016
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	340,840
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	720,517
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	764,649
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,194,896

	Principal Amount	Value
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	$5,475,000	$5,688,411
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,280,960
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(2)	1,000,000	1,016,324
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,377,915
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,694,318
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,091,975
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,410,359
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,091,351
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	2,787,201
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,289,980
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,678,610
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,958,253
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,826,781
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,531,323
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	3,450,000	3,505,020
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	476,351
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	260,394
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	205,720
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	581,972
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	552,383
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,502,075
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,188,779
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,252,000
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,051,057
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,668,656
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,829,631
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,729,799
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,184,895
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,026,904
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,011,238
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,107,728
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,556,980
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,075,021
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,353,459
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,648,764
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,164,752
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,050,000
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,021,415
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	833,187
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,590,981
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,078,566
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,083,282
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	600,292
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	765,880

	Principal Amount	Value
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	$1,000,000	$1,020,768
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	921,471
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,114,085
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,284,318
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,066,219
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,027,271
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	656,487
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(2)	55,000	58,520
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(2)	285,000	304,542
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(2)	3,180,000	3,398,047
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,426,310
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,018,862
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,379,949
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,941,661
		379,670,247
Indiana — 0.9%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,183,225
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,114,485
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,631,255
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,982,165
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,052,249
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,083,418
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,102,062
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/23	1,735,000	1,742,040
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/24	2,200,000	2,259,199
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,204,248
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,125,651
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,026,926
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,179,391
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,279,069
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,494,519
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,273,069
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 2.45%, (MUNIPSA plus 0.55%), 11/1/39	4,520,000	4,520,943
		31,253,914

	Principal Amount	Value
Iowa — 0.2%
Iowa Finance Authority Rev., (Holy Family Catholic Schools), VRDN, 1.05%, 12/1/22 (LOC: U.S. Bank N.A.)	$600,000	$600,000
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.21%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,698,207
		5,298,207
Kansas — 0.1%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	750,000	657,675
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	910,135
		1,567,810
Kentucky — 1.9%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	636,486
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	282,908
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	949,086
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	569,208
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	479,125
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	441,690
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	352,953
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	680,708
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,475,000	1,512,240
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,732,769
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/26	1,330,000	1,414,704
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,635,437
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,051,398
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,401,593
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	9,993,651
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	14,960,976
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,663,354
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,197,421
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,907,756
Kentucky State University COP, 4.00%, 11/1/34 (BAM)	130,000	135,582
Kentucky State University COP, 4.00%, 11/1/38 (BAM)	325,000	330,182
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	418,065
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,560,023
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,594,230
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,193,159
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,168,621
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,433,424

	Principal Amount	Value
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	$1,500,000	$1,621,916
		71,318,665
Louisiana — 1.1%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	564,287
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	524,398
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,046,555
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	521,372
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	519,731
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	518,051
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	359,246
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	253,988
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,035,561
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,022,505
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,061,595
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	5,879,515
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(2)	6,000,000	6,373,448
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,035,772
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,032,121
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,255,366
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	537,809
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	886,351
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	386,589
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,209,513
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,313,453
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,298,330
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	252,903
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	206,563
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	794,485
		40,889,507
Maryland — 1.5%
Baltimore Rev., 4.875%, 6/1/42	1,375,000	1,279,215
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	612,343
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,600,990
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,280,000	1,271,219
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,499,912
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,591,261
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	526,337
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,079,742

	Principal Amount	Value
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	$300,000	$304,725
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	338,849
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	388,522
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,271,775
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,017,537
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	202,695
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,857
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,156
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,014
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	176,847
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	252,024
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	301,450
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	325,250
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	2,505,000	2,156,589
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,379,474
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	829,500
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,643,930
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,130,541
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/26	2,550,000	2,723,987
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,043,043
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,140,299
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,528,970
State of Maryland Department of Transportation Rev., 5.00%, 10/1/24	10,000,000	10,438,479
		56,487,532
Massachusetts — 1.5%
Massachusetts GO, 5.00%, 1/1/35	10,000,000	11,074,307
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,477,814
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,357,581
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,278,761

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	$125,000	$126,139
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	132,642
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	128,594
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	166,031
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	167,444
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	179,329
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	318,778
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	347,744
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	361,413
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	409,387
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	320,200
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	304,095
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	277,245
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	467,020
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	245,099
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/37(1)	1,850,000	1,909,910
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/47(1)	1,000,000	1,018,822
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	661,550
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	823,176
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	818,706
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	577,669
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	491,499
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	464,024
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	628,583
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,877,604
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	1,970,240
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,379,387
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,301,977
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	6,098,316
		56,161,086
Michigan — 2.7%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	884,311

	Principal Amount	Value
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	$1,470,000	$1,505,176
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,626,126
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,720,577
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,890,483
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,022,407
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,874,551
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,492,143
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,604,807
Detroit GO, 5.00%, 4/1/34	1,000,000	1,037,067
Detroit GO, 5.00%, 4/1/35	1,450,000	1,493,867
Detroit GO, 5.00%, 4/1/37	1,630,000	1,659,607
Detroit GO, 5.00%, 4/1/38	700,000	710,419
Detroit GO, 4.00%, 4/1/42	1,100,000	959,139
Detroit GO, 5.00%, 4/1/46	1,745,000	1,712,372
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	877,611
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	568,470
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	619,020
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,289,429
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,647,716
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,291,251
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,669,911
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/23 (AGM)	400,000	405,063
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	774,363
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	516,791
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,091,734
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	972,019
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,010,353
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,032,316
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,053,644
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,573,048
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,733,568
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/25	5,090,000	5,340,309
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/26	5,000,000	5,335,426

	Principal Amount	Value
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	$3,370,000	$3,655,924
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/28	2,000,000	2,204,448
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	3,950,000	3,711,289
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 11/1/46	5,000,000	4,554,280
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,135,849
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,579,158
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,052,161
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,537,023
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,035,649
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,294,562
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,400,000	1,449,909
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,565,000	1,620,791
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	805,808
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,118,722
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,077,023
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,403,446
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,580,929
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,137,728
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,035,511
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	672,515
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,214,801
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,183,794
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,080,900
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,065,478
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,631,596
		100,834,388
Minnesota — 0.4%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,055,644
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,036,853
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	381,453
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	430,668
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	390,805
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	418,678
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	397,020

	Principal Amount	Value
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	$350,000	$380,716
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	504,367
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,231,869
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	829,610
Minneapolis MN/St Paul Housing & Redevelopment Authority Rev., (Allina Health Obligated Group), VRDN, 1.00%, 12/1/22 (LOC: JPMorgan Chase Bank N.A.)	3,200,000	3,200,000
Minneapolis MN/St. Paul Housing & Redevelopment Authority Rev., (Allina Health Obligated Group), VRDN, 1.00%, 12/1/22 (LOC: JPMorgan Chase Bank N.A.)	2,250,000	2,250,000
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,108,291
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,049,958
		15,665,932
Mississippi — 0.2%
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	583,748
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.00%, 12/1/22 (GA: Chevron Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.00%, 12/1/22 (GA: Chevron Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.00%, 12/1/22 (GA: Chevron Corp.)	700,000	700,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.00%, 12/1/22 (GA: Chevron Corp.)	750,000	750,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,363,240
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	740,315
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	629,856
		8,167,159
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	602,101
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,016,044
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	833,429
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,148,805
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,402,863
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,295,945
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,153,421
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	4,934,974
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/31	650,000	701,620
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/32	1,000,000	1,075,194
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/33	750,000	804,432
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/35	915,000	974,613

	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	$500,000	$493,961
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/25	1,000,000	1,047,014
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	1,000,000	1,078,407
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,185,415
Health & Educational Facilities Authority of the State of Missouri Rev., (St Louis University), VRDN, 1.10%, 12/1/22 (LOC: Barclays Bank PLC)	1,700,000	1,700,000
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University), VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	615,229
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	576,037
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	276,581
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	552,758
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	579,984
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	523,195
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	405,806
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	707,960
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,037,581
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	498,949
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	956,496
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	620,383
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,736,761
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	986,410
		39,222,368
Nebraska — 1.1%
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,133,375
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,039,635
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,093,346
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	14,000,000	14,360,913
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,137,450
		40,764,719
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	789,417
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	771,146
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	800,524
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,890,000	1,880,986

	Principal Amount	Value
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/3/28, Prerefunded at 100% of Par(2)	$1,270,000	$1,390,656
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/3/28, Prerefunded at 100% of Par(2)	1,840,000	2,037,257
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Revenue), 4.00%, 7/1/32	3,810,000	3,909,289
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,432,476
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,525,318
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	389,554
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	820,274
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	778,140
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	485,000	430,970
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	525,000	445,180
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	954,973
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	469,542
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,100,000	2,098,226
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	915,590
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,593,350
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,073,913
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	931,395
Sparks Rev., 2.50%, 6/15/24(1)	375,000	362,718
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	2,979,956
		28,780,850
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	1,910,035
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,100,690	13,602,406
		15,512,441
New Jersey — 4.7%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	2,500,000	2,658,086
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,032,368
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,052,743
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,061,194
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,179,563
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/23	2,335,000	2,363,324
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,139,540
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,148,063

	Principal Amount	Value
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	$5,000,000	$5,140,621
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,440,378
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,248,533
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,380,725
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/23 (BAM)	5,125,000	5,187,489
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,198,189
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,392,996
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,042,478
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(2)	2,360,000	2,491,172
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,585,867
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,718,188
New Jersey Educational Facilities Authority Rev., (St Elizabeth University), 5.00%, 7/1/26	1,865,000	1,871,318
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	11,123,968
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(2)	1,500,000	1,609,996
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(2)	1,500,000	1,609,996
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,262,634
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,114,068
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,023,322
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,548,754
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,100,605
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,792,200
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,565,753
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,222,744
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,440,579
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/37(4)	1,000,000	1,063,805
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,075,044
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,010,904
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,376,808
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,378,730

	Principal Amount	Value
South Jersey Port Corp. Rev., 5.00%, 1/1/27	$1,030,000	$1,080,105
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,463,695
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,742,748
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,037,790
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,133,151
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,844,988
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,110,878
		172,066,100
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,410,326
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,650,397
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,055,923
		4,116,646
New York — 11.7%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	413,277
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	359,928
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	359,591
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,683,102
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45	2,000,000	1,859,135
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,059,293
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,533,535
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	865,531
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,916,105
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	936,254
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,752,174
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,601,351
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,052,033
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,889,940
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	6,905,790
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,170,304
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	8,000,000	7,849,730
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	10,586,159
New York City GO, 5.00%, 8/1/25	1,700,000	1,779,663
New York City GO, 5.00%, 8/1/25	13,605,000	14,430,606
New York City GO, 5.00%, 8/1/26	5,370,000	5,618,179
New York City GO, 5.00%, 8/1/32	2,000,000	2,219,715
New York City GO, 5.00%, 8/1/33	500,000	552,274
New York City GO, 5.00%, 8/1/33	1,000,000	1,104,549
New York City GO, 5.00%, 8/1/34	2,215,000	2,427,515
New York City GO, 5.25%, 10/1/39	2,000,000	2,270,646

	Principal Amount	Value
New York City GO, 5.25%, 10/1/40	$3,000,000	$3,385,358
New York City GO, 4.00%, 9/1/46	4,960,000	4,752,462
New York City GO, 4.00%, 3/1/47	5,000,000	4,772,210
New York City GO, 4.00%, 3/1/50	3,030,000	2,863,826
New York City GO, VRDN, 0.98%, 12/1/22 (LOC: Bank of America N.A.)	300,000	300,000
New York City GO, VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	650,000	650,000
New York City GO, VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	1,800,000	1,800,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,087,751
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,859,143
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,538,958
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,828,931
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,815,972
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,793,477
New York City Municipal Water Finance Authority Rev., VRDN, 0.90%, 12/1/22 (SBBPA: State Street Bank & Trust Co.)	2,500,000	2,500,000
New York City Municipal Water Finance Authority Rev., VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	7,820,000	7,820,000
New York City Municipal Water Finance Authority Rev., VRDN, 3.90%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,270,622
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,095,642
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,551,327
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,766,066
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	13,794,374
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,758,150
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	396,293
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,284,583
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,485,978
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,205,497
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,710,601
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.91%, 12/1/22 (SBBPA: Mizuho Bank Ltd.)	400,000	400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.98%, 12/1/22 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,270,000	3,270,000

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	$3,350,000	$3,350,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.00%, 12/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	5,000,000	5,000,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	10,760,801
New York Power Authority Rev., 5.00%, 11/15/24 (AGM)	2,425,000	2,534,293
New York Power Authority Rev., 5.00%, 11/15/25 (AGM)	1,450,000	1,549,457
New York Power Authority Rev., 5.00%, 11/15/26 (AGM)	2,075,000	2,259,862
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,968,978
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,481,439
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	900,000
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,645,508
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,328,877
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,696,544
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,299,459
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,139,013
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,827,314
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	2,000,000	2,073,349
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/25	1,700,000	1,805,002
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/26	1,500,000	1,625,615
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/35	875,000	1,006,374
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,208,284
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,412,454
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	4,966,518
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	5,909,223
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	9,730,299
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	10,867,779
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,464,915
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	5,500,000	5,039,166
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,428,010
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	736,813
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,004,782
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,000,746
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	482,008
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,025,227
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,098,316

	Principal Amount	Value
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	$1,250,000	$1,395,643
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,320,543
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	2,814,555
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	737,103
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,060,154
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	616,726
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	837,810
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,658,434
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,420,379
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,864,446
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,347,399
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,064,024
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,034,792
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,368,060
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,017,024
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,360,638
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	4,545,000	4,384,057
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,016,551
		431,998,363
North Carolina — 1.6%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,310,032
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,444,902
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,097,019
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,670,083
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,490,921
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,822,244
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,170,416
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,550,815
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	720,595
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,010,361
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	931,669
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,014,734
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	555,983
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,730,051
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	962,888

	Principal Amount	Value
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	$1,075,000	$1,069,771
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,104,920
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,208,745
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	518,201
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	825,497
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	1,756,783
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,049,957
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	6,595,000	6,751,050
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,667,580
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,560,808
		59,996,025
Ohio — 1.3%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), VRDN, 1.02%, 12/1/22 (LOC: Bank of Montreal)	250,000	250,000
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	4,875,000	4,595,480
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,319,525
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,512,931
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,101,242
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	777,633
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	560,323
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	665,355
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	527,148
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,070,388
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	905,000	924,780
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,642,604
Columbus GO, 5.00%, 4/1/34	2,625,000	3,039,807
Columbus GO, 5.00%, 4/1/35	2,000,000	2,299,026
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,506,219
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,790,009
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,397,328
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,098,720
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,686,840
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,833,863
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,044,113
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/32(4)	350,000	414,749
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/32(4)	400,000	476,647
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/33(4)	700,000	831,786
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/34(4)	650,000	766,810

	Principal Amount	Value
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/35(4)	$1,100,000	$1,288,237
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/36(4)	750,000	868,578
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/38(4)	1,450,000	1,665,829
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,502,339
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33(4)	700,000	801,368
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34(4)	1,000,000	1,136,554
		47,396,231
Oklahoma — 0.2%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,570,652
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,043,696
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,042,524
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	251,518
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,683,772
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	509,130
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	610,774
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,014,418
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,009,302
		8,735,786
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	498,436
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	487,652
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,631,900
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	351,014
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	253,027
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	203,599
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	582,399
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,278,846
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	278,941
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	244,369
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	209,652
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	276,897
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	245,432
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	208,447
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,040,051
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	550,230

	Principal Amount	Value
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	$500,000	$548,184
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	546,181
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	650,726
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	861,122
		13,947,105
Pennsylvania — 5.8%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,239,860
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,017,345
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	604,416
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	402,375
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,625,393
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	1,944,042
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,342,817
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	776,975
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	430,328
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,036,234
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,734,890
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,182,930
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,176,437
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,433,805
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,506,823
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,579,487
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,531,251
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,062,537
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,506,434
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	782,870
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	686,464
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,074,737
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,129,116
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,183,102
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,238,293
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,297,459
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	5,000,000	5,178,246

	Principal Amount	Value
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 2.50%, (MUNIPSA plus 0.60%), 6/1/49	$6,750,000	$6,726,206
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,088,329
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,644,166
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,338,204
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,145,352
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,059,864
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	978,606
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,060,462
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	546,801
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	502,670
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 3.68%, (1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,001,679
Pennsylvania COP, 5.00%, 7/1/29	600,000	657,377
Pennsylvania COP, 5.00%, 7/1/30	750,000	823,182
Pennsylvania COP, 5.00%, 7/1/31	850,000	933,362
Pennsylvania COP, 5.00%, 7/1/35	450,000	487,418
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,341,206
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	12,632,974
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,321,947
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	716,537
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	791,887
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	985,512
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,182,601
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,159,683
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,932,045
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,043,865
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	6,743,229
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36(4)	500,000	561,908
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37(4)	525,000	584,729
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39(4)	1,000,000	1,096,207
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,108,948
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,045,857
Pennsylvania Turnpike Commission Rev., VRN, 2.50%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,000,079
Pennsylvania Turnpike Commission Rev., VRN, 2.60%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,000,806
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,360,428
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,084,789
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,604,740

	Principal Amount	Value
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	$2,960,000	$3,239,745
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,757,564
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,962,674
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,269,229
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,538,764
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,778,385
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,862,732
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	837,843
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,122,286
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	615,464
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,162,843
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	833,839
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,164,797
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,102,213
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,370,862
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,295,604
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,861,440
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,671,892
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,769,246
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,104,820
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,981,971
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	673,633
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,097,005
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,106,638
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,566,748
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,563,901
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,343,784
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	538,184
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	517,865
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,333,264
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,263,403
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,755,443
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,302,359
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,087,098
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,779,483
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	806,264
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,761,950
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,180,205
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 2.26%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	9,997,709
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	328,642
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	321,321
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	437,369
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,271,410
		214,336,212

	Principal Amount	Value
Rhode Island — 0.8%
Providence Public Building Authority Rev., 5.00%, 9/15/25 (AGM)	$2,785,000	$2,950,447
Providence Public Building Authority Rev., 5.00%, 9/15/26 (AGM)	3,480,000	3,753,379
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,794,221
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	4,185,000	4,592,548
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	1,984,678
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,184,784
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,175,000	2,420,891
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,828,301
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,030,106
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	476,270
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	525,259
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	522,837
		28,063,721
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	392,009
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	839,016
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,791,107
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,014,913
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,211,390
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,148,159
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,599,007
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,777,293
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,139,587
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,344,774
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	254,493
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,206,041
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	481,497
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	715,000	649,554
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	830,487
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	1,000,000	773,770
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	3,835,902
		26,288,999
Tennessee — 0.6%
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 4.00%, 7/1/46	2,275,000	2,204,625
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	385,150
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	665,829

	Principal Amount	Value
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	$415,000	$424,719
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	395,283
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	500,150
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	499,531
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37(4)	280,000	309,508
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38(4)	230,000	253,309
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39(4)	350,000	384,225
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40(4)	350,000	380,189
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41(4)	500,000	539,714
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42(4)	500,000	538,616
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47(4)	500,000	548,085
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	12,252,830
		20,281,763
Texas — 12.6%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,553,011
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,088,411
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,196,309
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,082,898
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,078,150
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	205,092
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	387,299
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	333,691
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	503,003
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	376,080
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	546,733
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	898,519
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	463,705
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/27 (PSF-GTD)	350,000	360,180
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,324,970
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,695,118
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,253,599
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,497,681
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	1,871,914
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,240,952
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,341,215
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,093,926
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,236,326
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,917,262

	Principal Amount	Value
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	$1,375,000	$1,406,976
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,223,364
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,014,910
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,134,538
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	3,099,313
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,003,800
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(2)	2,000,000	2,118,858
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,666,273
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,647,382
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	3,549,201
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,066,628
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,162,676
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	528,776
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,542,910
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	14,499,615
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	2,831,177
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	5,903,216
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,523,604
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	10,000,000	10,989,780
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,330,118
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,174,316
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,564,039
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,955,839
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	401,047
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	486,660
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	246,109
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	205,156
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,442,705
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,339,228
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,274,921
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,199,900
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	515,436
El Paso Water & Sewer Rev., 5.00%, 3/1/36	9,190,000	10,260,217
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	1,400,000	1,454,930
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,652,428

	Principal Amount	Value
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	$5,000,000	$5,407,023
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,488,084
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,116,992
Fort Bend Independent School District GO, VRN, 0.72%, 8/1/51 (PSF-GTD)	4,295,000	3,851,421
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,531,199
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,541,821
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,517,201
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,496,798
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,732,561
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,779,813
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,017,568
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23(2)	8,000,000	8,033,525
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,259,866
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,357,319
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,757,201
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,587,028
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,056,680
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,055,877
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	1,000,000	979,046
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,551,839
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	914,678
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	862,678
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	720,351
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	781,725
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,028,006
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	524,198
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,362,734
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,027,088
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	497,379
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,024,218
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,037,547
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,290,158
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,054,932
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,228,632
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,032,311

	Principal Amount	Value
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	$500,000	$419,671
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	979,955
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,033,265
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,107,251
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	728,125
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,343,086
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,038,503
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,274,236
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,077,584
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,442,677
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,515,676
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,007,884
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,508,094
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	498,773
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	262,443
Irving Hospital Authority Rev., VRN, 3.00%, (MUNIPSA plus 1.10%), 4/15/23(2)	1,495,000	1,495,000
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	607,835
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,009,701
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,008,835
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,009,070
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,231,642
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/27 (AGM)	1,050,000	1,137,396
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/28 (AGM)	1,250,000	1,371,042
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,128,528
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	744,488
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	484,428
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	511,258
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,086,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,086,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,086,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,670,000	1,814,772

	Principal Amount	Value
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	$2,610,000	$2,661,852
North Texas Tollway Authority Rev., 5.00%, 1/1/24(2)	1,145,000	1,174,185
North Texas Tollway Authority Rev., 5.00%, 1/1/24	2,355,000	2,417,063
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,064,032
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,318,768
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,318,667
North Texas Tollway Authority Rev., 5.00%, 1/1/31	11,415,000	11,870,673
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,732,334
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,114,356
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,540,127
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,044,217
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,459,723
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,109,098
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,160,591
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,356,415
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,476,848
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,519,342
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	804,325
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,002,398
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,381,553
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,301,676
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,030,947
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	524,811
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,069,763
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	816,652
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	554,034
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	732,018
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,264,467
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,377,034
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,024,059
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,005,977
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,486,052
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,190,855
San Antonio Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	3,240,000	3,733,042
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,068,997
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,046,742

	Principal Amount	Value
State of Texas GO, 5.00%, 8/1/40	$5,245,000	$5,458,795
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	5,115,387
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	1,420,000	1,359,010
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,617,096
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	2,014,000
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,310,000	3,459,130
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	1,850,000	1,904,787
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,406,176
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,577,333
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,052,164
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,525,164
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	12,946,216
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/30	7,000,000	7,862,121
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	2,910,000	3,264,563
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	10,073,634
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,964,693
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	1,180,000	1,321,428
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/30	2,150,000	2,480,854
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,548,282
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,393,663
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,178,874
University of Houston Rev., 5.00%, 2/15/27	8,100,000	8,641,966
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,028,096
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	737,291
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,275,595
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,603,356
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,005,457
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,150,367
		465,238,066
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,234,853
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,196,132
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,033,112
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,072,506
		7,536,603
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	215,000	220,102
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	767,163

	Principal Amount	Value
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	$1,400,000	$1,426,092
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	629,807
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,028,963
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	806,022
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,025,151
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	921,227
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	511,254
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,205,861
		11,541,642
Virginia — 0.8%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,828,088
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	5,968,394
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,103,130
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,750,375
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	614,993
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	145,000	143,502
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	680,443
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,399,054
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	668,581
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,051,144
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	730,440
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	502,285
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	452,713
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	749,201
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	994,273
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,131,152
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,121,705
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,686,740
		29,576,213

	Principal Amount	Value
Washington — 3.4%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	$1,000,000	$1,177,418
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	15,120,505
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,712,526
Seattle Municipal Light & Power Rev., VRN, 2.15%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,689,552
State of Washington GO, 5.00%, 7/1/24	12,000,000	12,461,599
State of Washington GO, 4.00%, 7/1/26	10,000,000	10,478,586
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,474,392
State of Washington GO, 5.00%, 8/1/29	18,795,000	19,910,652
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,571,238
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,492,864
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,791,604
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,552,657
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	6,000,000	6,249,058
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Center), VRN, 2.95%, (MUNIPSA plus 1.05%), 1/3/23, Prerefunded at 100% of Par(2)	2,000,000	2,000,017
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	4,825,302
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	5,921,961
		125,429,931
Wisconsin — 0.8%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	534,997
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,220,119
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	919,416
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	739,241
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	787,369
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	332,858
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	791,929
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	298,330
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	290,865
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	304,834
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,017,487
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	529,551
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	984,270
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,697,332
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,822,216

	Principal Amount	Value
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	$2,800,000	$2,951,769
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,071,463
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	270,000	259,106
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	501,158
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,106,664
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(1)	1,000,000	790,384
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	1,250,000	905,476
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	550,968
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,692,756
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	658,407
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,256,540
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,372,849
		30,388,354
TOTAL INVESTMENT SECURITIES—99.1% (Cost $3,714,505,295)		3,650,415,778
OTHER ASSETS AND LIABILITIES — 0.9%		34,267,613
TOTAL NET ASSETS — 100.0%		$3,684,683,391

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	799	March 2023	$90,686,500	$53,426
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
SOFR	-	Secured Overnight Financing Rate
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $140,687,968, which represented 3.8% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,714,505,295)	$3,650,415,778
Cash	321,773
Deposits with broker for futures contracts	1,757,800
Receivable for investments sold	12,089,519
Receivable for capital shares sold	20,177,137
Interest receivable	48,431,589
3,733,193,596

Liabilities
Payable for investments purchased	34,436,258
Payable for capital shares redeemed	11,639,141
Payable for variation margin on futures contracts	406,477
Accrued management fees	853,124
Distribution and service fees payable	7,835
Dividends payable	1,167,370
48,510,205

Net Assets	$3,684,683,391

Net Assets Consist of:
Capital paid in	$3,858,909,628
Distributable earnings	(174,226,237)
$3,684,683,391

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$703,892,071	65,973,664	$10.67
I Class	$1,841,928,254	172,584,004	$10.67
Y Class	$1,111,937,374	104,244,273	$10.67
A Class	$23,293,988	2,182,702	$10.67
C Class	$3,631,704	340,536	$10.66
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $11.17 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$59,260,091

Expenses:
Management fees	5,404,955
Distribution and service fees:
A Class	31,167
C Class	18,882
Trustees' fees and expenses	128,065
Other expenses	15,226
5,598,295

Net investment income (loss)	53,661,796

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(63,443,788)
Futures contract transactions	417,700
(63,026,088)

Change in net unrealized appreciation (depreciation) on:
Investments	(42,705,067)
Futures contracts	51,416
(42,653,651)

Net realized and unrealized gain (loss)	(105,679,739)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,017,943)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MAY 31, 2022
Increase (Decrease) in Net Assets	November 30, 2022	May 31, 2022
Operations
Net investment income (loss)	$53,661,796	$97,080,046
Net realized gain (loss)	(63,026,088)	(44,298,963)
Change in net unrealized appreciation (depreciation)	(42,653,651)	(302,651,646)
Net increase (decrease) in net assets resulting from operations	(52,017,943)	(249,870,563)

Distributions to Shareholders
From earnings:
Investor Class	(9,729,866)	(17,690,255)
I Class	(26,636,261)	(41,272,135)
Y Class	(16,951,510)	(37,416,866)
A Class	(307,085)	(645,598)
C Class	(32,259)	(55,015)
Decrease in net assets from distributions	(53,656,981)	(97,079,869)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(53,696,752)	(19,763,367)

Net increase (decrease) in net assets	(159,371,676)	(366,713,799)

Net Assets
Beginning of period	3,844,055,067	4,210,768,866
End of period	$3,684,683,391	$3,844,055,067

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $61,600,000 and $41,445,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2022 were $1,563,927,021 and $1,615,899,095, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2022		Year ended May 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,598,515	$113,053,134	12,692,367	$146,837,330
Issued in reinvestment of distributions	851,806	9,066,495	1,423,820	16,505,030
Redeemed	(13,304,118)	(141,795,932)	(16,247,701)	(185,834,691)
	(1,853,797)	(19,676,303)	(2,131,514)	(22,492,331)
I Class
Sold	116,408,255	1,240,501,932	111,702,726	1,253,401,757
Issued in reinvestment of distributions	2,411,374	25,679,180	3,434,273	39,742,656
Redeemed	(115,778,839)	(1,230,492,602)	(88,402,429)	(989,816,855)
	3,040,790	35,688,510	26,734,570	303,327,558
Y Class
Sold	18,872,382	201,490,031	29,775,606	340,769,381
Issued in reinvestment of distributions	1,112,141	11,840,615	2,600,009	30,224,645
Redeemed	(26,405,707)	(281,379,441)	(58,490,135)	(660,976,687)
	(6,421,184)	(68,048,795)	(26,114,520)	(289,982,661)
A Class
Sold	307,231	3,269,807	217,291	2,544,517
Issued in reinvestment of distributions	27,368	291,367	52,815	614,414
Redeemed	(458,477)	(4,873,994)	(1,164,225)	(13,435,420)
	(123,878)	(1,312,820)	(894,119)	(10,276,489)
C Class
Sold	17,860	189,772	99,396	1,160,930
Issued in reinvestment of distributions	3,032	32,259	4,753	55,015
Redeemed	(52,806)	(569,375)	(136,026)	(1,555,389)
	(31,914)	(347,344)	(31,877)	(339,444)
Net increase (decrease)	(5,389,983)	$(53,696,752)	(2,437,460)	$(19,763,367)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,650,415,778	—

Other Financial Instruments
Futures Contracts	$53,426	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $51,333,245 futures contracts purchased and $31,097,063 futures contracts sold.

The value of interest rate risk derivative instruments as of November 30, 2022, is disclosed on the Statement of Assets and Liabilities as a liability of $406,477 in payable for variation margin on futures contracts.* For the six months ended November 30, 2022, the effect of interest rate risk derivative instruments on the Statement of Operations was $417,700 in net realized gain (loss) on futures contract transactions and $51,416 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,715,172,960
Gross tax appreciation of investments	$32,590,204
Gross tax depreciation of investments	(97,347,386)
Net tax appreciation (depreciation) of investments	$(64,757,182)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of May 31, 2022, the fund had accumulated short-term capital losses of $(31,075,395) and accumulated long-term capital losses of $(15,053,755), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.96	0.15	(0.29)	(0.14)	(0.15)	$10.67	(1.31)%	0.47%(4)	2.71%(4)	42%	$703,892
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
I Class
2022(3)	$10.96	0.16	(0.29)	(0.13)	(0.16)	$10.67	(1.21)%	0.27%(4)	2.91%(4)	42%	$1,841,928
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$10.96	0.16	(0.29)	(0.13)	(0.16)	$10.67	(1.19)%	0.24%(4)	2.94%(4)	42%	$1,111,937
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
A Class
2022(3)	$10.96	0.13	(0.29)	(0.16)	(0.13)	$10.67	(1.43)%	0.72%(4)	2.46%(4)	42%	$23,294
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
C Class
2022(3)	$10.96	0.09	(0.30)	(0.21)	(0.09)	$10.66	(1.89)%	1.47%(4)	1.71%(4)	42%	$3,632
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 2301

Semiannual Report

November 30, 2022

Tax-Free Money Market Fund
Investor Class (BNTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending November 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Rising Rates, Heightened Volatility Weighed on Municipal Bonds

The reporting period began with financial markets digesting the effects of soaring inflation, escalating market volatility and slowing growth. For more than a year, the effects of massive fiscal and monetary support, rising energy prices, supply chain breakdowns and labor market shortages had driven inflation to multidecade highs. The Russia-Ukraine war continued to nudge commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

The Federal Reserve (Fed), which began tightening in March with a 25 basis points (bps) rate hike, increased its interest rate target an additional 350 bps through November. Inflation was slow to respond, climbing to a 40-year-high 9.1% in June before retreating to 7.1% by November. Policymakers indicated taming inflation remained their priority, even as the economy contracted in 2022’s first half and recession risks mounted.

In addition to fueling recession fears, the combination of elevated inflation and a hawkish Fed pushed municipal bond (muni) yields higher and muni returns lower. This backdrop also contributed to the longest and largest muni fund outflow cycle on record. However, a late-period rally, triggered by expectations for the Fed to slow its rate-hike pace, helped recover some previous losses. Municipal bonds declined for the six-month period but fared much better than Treasuries. Investment-grade municipal bonds outperformed high-yield munis for the period.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, rising interest rates and economic uncertainty. In addition, Russia’s invasion of Ukraine complicates an increasingly tense geopolitical backdrop and threatens global energy markets. We will continue to monitor this evolving situation and what it broadly means for investors across asset classes.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2022
Yields
7-Day Current Yield	1.55%
7-Day Effective Yield	1.57%

Portfolio at a Glance
Weighted Average Maturity	12 days
Weighted Average Life	16 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	93%
31-90 days	4%
91-180 days	3%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During Period(1) 6/1/22 - 11/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,005.80	$2.51	0.50%
Hypothetical
Investor Class	$1,000	$1,022.56	$2.54	0.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2022 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
Alabama — 4.9%
Oxford GO, VRDN, 3.00%, 12/7/22	$4,445,000	$4,445,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.10%, 12/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	3,250,000	3,250,000
		7,695,000
Arizona — 2.1%
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 1.96%, 12/7/22 (LOC: Wells Fargo Bank N.A.)	960,000	960,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.10%, 12/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,335,000	2,335,000
		3,295,000
Arkansas — 2.4%
Lowell Rev., (Arkansas Democrat Gazett Project), VRDN,, 2.03%, 12/7/22 (LOC: JPMorgan Chase Bank N.A.)	3,830,000	3,830,000
California — 4.4%
Irvine Ranch Water District Special Assessment, VRN, 1.96%, (MUNIPSA plus 0.06%), 10/1/37	5,235,000	5,233,048
Municipal Improvement Corp. of Los Angeles , 2.50%, 12/13/22 (LOC: U.S. Bank N.A.)	1,800,000	1,800,000
		7,033,048
Colorado — 0.7%
Colorado Housing and Finance Authority Rev., VRDN, 1.85%, 12/7/22 (SBBPA: FHLB)	495,000	495,000
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 2.00%, 1/3/23 (LOC: Wells Fargo Bank N.A.)	645,000	645,000
		1,140,000
Connecticut — 1.9%
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/57	3,000,000	3,012,491
Delaware — 0.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.10%, 12/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	380,000	380,000
District of Columbia — 0.5%
District of Columbia Rev., (Progressive Life Center, Inc.), VRDN, 2.00%, 12/7/22 (LOC: Truist Bank)	820,000	820,000
Florida — 5.4%
Florida Housing Finance Corp. Rev., (Lamson Avenue Apartments GP LLC), VRDN, 1.90%, 12/7/22 (LOC: FNMA)	400,000	400,000
Hillsborough County Housing Finance Authority Rev., (Brandywine Housing Ltd.), VRDN, 1.93%, 12/7/22 (LOC: Citibank N.A.)	495,000	495,000
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), VRDN, 1.80%, 12/7/22 (LOC: TD Bank N.A.)	550,000	550,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 2.01%, 12/7/22 (LOC: Bank of America N.A.)	1,000,000	1,000,000
JEA Water & Sewer System Rev., VRDN, 1.96%, 12/7/22 (SBBPA: State Street Bank & Trust Co.)	890,000	890,000
6

	Principal Amount	Value
Mizuho Floater/Residual Trust Rev., VRDN, 2.15%, 1/4/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$2,990,000	$2,990,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 1.95%, 12/7/22 (LOC: Wells Fargo Bank N.A.)	320,000	320,000
Pinellas County Housing Finance Authority Rev., (Booker Creek Apartments Ltd.), VRDN, 1.90%, 12/7/22 (LOC: FHLMC)	250,000	250,000
RBC Municipal Products, Inc. Trust GO, VRDN, 1.97%, 12/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,700,000	1,700,000
		8,595,000
Illinois — 22.0%
Chicago Rev., (Community Housing Partners XI LP), VRDN, 1.96%, 12/7/22 (LOC: Bank of America N.A.)	1,605,000	1,605,000
Illinois Development Finance Authority Rev., (Lyric Opera of Chicago), VRDN, 1.80%, 12/7/22 (LOC: Northern Trust Company and BMO Harris Bank N.A.)	1,500,000	1,500,000
Illinois Development Finance Authority Rev., (North Shore Country Day School), VRDN, 2.01%, 12/7/22 (LOC: BMO Harris Bank N.A.)	2,700,000	2,700,000
Illinois Development Finance Authority Rev., (State Ignatius College Prep), VRDN, 1.85%, 12/7/22 (LOC: PNC Bank N.A.)	1,000,000	1,000,000
Illinois Development Finance Authority Rev., (Wheaton Academy), VRDN, 2.00%, 12/7/22 (LOC: BMO Harris Bank N.A.)	6,500,000	6,500,000
Illinois Development Finance Authority Rev., (YMCA of Metropolitan Chicago LLC), VRDN, 1.80%, 12/7/22 (LOC: BMO Harris Bank N.A.)	300,000	300,000
Illinois Educational Facilities Authority Rev., (Columbia College Chicago), VRDN, 1.95%, 12/7/22 (LOC: BMO Harris Bank N.A.)	652,000	652,000
Illinois Finance Authority Rev., (Chicago Public Media, Inc.), VRDN, 1.90%, 12/7/22 (LOC: BMO Harris Bank N.A.)	380,000	380,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 1.95%, 12/7/22 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 1.94%, 12/7/22 (LOC: Northern Trust Company)	545,000	545,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.94%, 12/7/22 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., (YMCA of Chicago), VRDN, 1.80%, 12/7/22 (LOC: BMO Harris Bank N.A.)	500,000	500,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 2.29%, 12/7/22 (LOC: First National Bank and FHLB)	1,355,000	1,355,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 1.93%, 12/7/22 (LOC: FHLMC)	3,725,000	3,725,000
Illinois Housing Development Authority Rev., VRDN, 1.85%, 12/7/22 (SBBPA: FHLB)	2,865,000	2,865,000
Illinois Housing Development Authority Rev., VRDN, 1.95%, 12/7/22 (LOC: U.S. Bank N.A.)	1,500,000	1,500,000
Phoenix Realty Special Account-U LP Rev., VRDN, 2.20%, 12/7/22 (LOC: Northern Trust Company) (Acquired 6/27/22 - 7/12/22, Cost $6,500,000)(2)	6,500,000	6,500,000
		34,867,000
Indiana — 2.5%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 2.09%, 12/7/22 (LOC: U.S. Bank N.A.)(1)	735,000	735,000
Indiana Finance Authority Rev., (Fulcrum Centerpoint LLC), VRN, 4.50%, 12/15/46 (LOC: U.S. Treasury)	2,500,000	2,500,000
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRDN, 1.05%, 12/1/22 (LOC: Wells Fargo Bank N.A.)	700,000	700,000
		3,935,000
7

	Principal Amount	Value
Iowa — 2.9%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 1.93%, 12/7/22 (LOC: Farmers State Bank and U.S. Bank N.A.)	$4,570,000	$4,570,000
Louisiana — 3.2%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 2.10%, 12/7/22 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 1.94%, 12/7/22 (LOC: FHLMC)	3,930,000	3,930,000
		5,130,000
Minnesota — 7.1%
Minneapolis Rev., (Children's Theatre Co.), VRDN, 2.00%, 12/7/22 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
Minneapolis Rev., (One Ten Grant LP), VRDN, 1.90%, 12/7/22 (LOC: FNMA)	1,085,000	1,085,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 2.01%, 12/7/22	3,950,000	3,950,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 2.02%, 12/7/22 (LIQ FAC: FHLMC)	5,335,000	5,334,969
		11,169,969
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri Rev., (St. Louis University), VRDN, 1.05%, 12/1/22 (LOC: Wells Fargo Bank N.A.)	400,000	400,000
Wright City Rev., (MB Realty LLC), VRDN, 2.05%, 12/7/22 (LOC: Bank of America N.A.)	460,000	460,000
		860,000
Nebraska — 1.3%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.00%, 12/7/22 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,000,000	2,000,000
Nevada — 2.7%
Clark Department of Aviation County Rev., VRDN, 1.85%, 12/7/22 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 1.95%, 12/7/22 (LOC: East West Bank)(SBBPA: FHLB)	4,150,000	4,150,000
		4,350,000
New Jersey — 1.3%
Burlington County Bridge Commission Rev., (Burlington County), 3.00%, 4/14/23	2,000,000	2,008,648
New York — 6.8%
New York City GO, VRDN, 1.91%, 12/7/22 (LOC: Bank of America N.A.)	1,233,000	1,233,000
New York City Housing Development Corp. Rev., (Ogden Avenue LP), VRDN, 1.95%, 12/7/22 (LOC: FNMA)	1,000,000	1,000,000
North Amityville Fire Co., Inc. Rev., VRDN, 2.01%, 12/7/22 (LOC: Citibank N.A.)	200,000	200,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 2.00%, 12/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.94%, 12/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	2,750,000	2,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.02%, 12/7/22 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,015,000	2,015,000
		10,698,000
Ohio — 5.9%
Akron Bath Copley Joint Township Hospital District Rev., (Concordia Lutheran Ministries Obligated Group), VRDN, 1.94%, 12/7/22 (LOC: Truist Bank)	2,355,000	2,355,000
8

	Principal Amount	Value
RBC Municipal Products, Inc. Trust Rev., VRDN, 1.94%, 12/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	$2,900,000	$2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.95%, 12/7/22 (LIQ FAC: Citibank N.A.)(1)	4,000,000	4,000,000
		9,255,000
Pennsylvania — 3.7%
Allegheny County Hospital Development Authority Rev., (Concordia Lutheran Ministries Obligated Group), VRDN, 1.94%, 12/7/22 (LOC: Truist Bank)	1,895,000	1,895,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.93%, 12/7/22 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	835,000	835,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.04%, 12/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(GA: JPMorgan Chase Bank N.A.)(1)	3,075,000	3,075,000
		5,805,000
South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 1.90%, 12/7/22 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Public Service Authority Rev., VRDN, 1.88%, 12/7/22 (LOC: Bank of America N.A.)	700,000	700,000
		1,300,000
Tennessee — 5.3%
Clarksville Public Building Authority Rev., VRDN, 1.97%, 12/7/22 (LOC: Bank of America N.A.) (Acquired 1/3/22 - 8/16/22, Cost $835,000)(2)	835,000	835,000
Montgomery County Public Building Authority Rev., VRDN, 1.97%, 12/7/22 (LOC: Bank of America N.A.) (Acquired 4/6/21 - 5/25/21, Cost $1,600,000)(2)	1,600,000	1,600,000
Public Building Authority of Blount County Tennessee Rev., VRDN, 1.92%, 12/7/22 (CNTY GTD) (LOC: Truist Bank)	900,000	900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.04%, 12/7/22 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
		8,335,000
Texas — 3.1%
Mission Economic Development Corp. Rev., VRDN, 2.05%, 12/7/22 (LOC: Wells Fargo Bank N.A.)	2,065,000	2,065,000
San Antonio Housing Trust Finance Corp. Rev., (VCCPHC-San Antonio I LP), VRDN, 1.89%, 12/7/22 (LOC: United Fidelity Bank FSB and FHLB)	200,000	200,000
State of Texas GO, VRDN, 1.80%, 12/7/22 (SBBPA: FHLB)	1,475,000	1,475,000
State of Texas GO, VRDN, 1.95%, 12/7/22 (SBBPA: State Street Bank & Trust Co.)	140,000	140,000
State of Texas GO, VRDN, 1.95%, 12/7/22	250,000	250,000
State of Texas GO, VRDN, 1.96%, 12/7/22 (SBBPA: State Street Bank & Trust Co.)	805,000	805,000
		4,935,000
Washington — 0.2%
Washington State Housing Finance Commission Rev., (Artspace Everett LP), VRDN, 1.94%, 12/7/22 (LOC: FHLMC)	250,000	250,000
West Virginia — 0.8%
West Virginia Hospital Finance Authority Rev., (Cabell Huntington Hospital, Inc.), VRDN, 2.00%, 12/7/22 (LOC: Truist Bank)	1,190,000	1,190,000
Wisconsin — 6.9%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.10%, 12/7/22 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	2,830,000	2,830,000
9

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.12%, 12/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$500,000	$500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.12%, 12/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,265,000	2,265,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.12%, 12/7/22 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,280,000	4,280,000
Wisconsin Housing & Economic Development Authority Housing Rev., VRDN, 1.90%, 12/7/22 (SBBPA: FHLB)	1,065,000	1,065,000
		10,940,000
TOTAL INVESTMENT SECURITIES—99.5%		157,399,156
OTHER ASSETS AND LIABILITIES — 0.5%		728,740
TOTAL NET ASSETS — 100.0%		$158,127,896

NOTES TO SCHEDULE OF INVESTMENTS
CNTY GTD	-	County Guaranteed
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,340,000, which represented 29.9% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $8,935,000, which represented 5.6% of total net assets.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

NOVEMBER 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$157,399,156
Cash	9,920
Receivable for investments sold	450,000
Receivable for capital shares sold	14,342
Interest receivable	554,064
158,427,482

Liabilities
Payable for capital shares redeemed	233,048
Accrued management fees	64,949
Dividends payable	1,589
299,586

Net Assets	$158,127,896

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	158,147,727

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$158,127,896

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,341,143

Expenses:
Management fees	396,374
Trustees' fees and expenses	5,493
Other expenses	143
402,010

Net investment income (loss)	939,133

Net Increase (Decrease) in Net Assets Resulting from Operations	$939,133

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED) AND YEAR ENDED MAY 31, 2022
Increase (Decrease) in Net Assets	November 30, 2022	May 31, 2022
Operations
Net investment income (loss)	$939,133	$55,992

Distributions to Shareholders
From earnings	(939,133)	(55,992)

Capital Share Transactions
Proceeds from shares sold	84,041,001	131,363,802
Proceeds from reinvestment of distributions	930,602	55,331
Payments for shares redeemed	(82,505,849)	(130,071,385)
Net increase (decrease) in net assets from capital share transactions	2,465,754	1,347,748

Net increase (decrease) in net assets	2,465,754	1,347,748

Net Assets
Beginning of period	155,662,142	154,314,394
End of period	$158,127,896	$155,662,142

Transactions in Shares of the Fund
Sold	84,041,001	131,363,802
Issued in reinvestment of distributions	930,602	55,331
Redeemed	(82,505,849)	(130,071,385)
Net increase (decrease) in shares of the fund	2,465,754	1,347,748

See Notes to Financial Statements.
13

Notes to Financial Statements

NOVEMBER 30, 2022 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2022 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,545,000 and $17,175,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

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5. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions From:	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2022(2)	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.58%	0.50%(3)	0.50%(3)	1.17%(3)	1.17%(3)	$158,128
2022	$1.00	—(4)	—	—(4)	—(4)	—	—(4)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(4)	—	—(4)	—(4)	—	—(4)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(4)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(4)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended November 30, 2022 (unaudited).
(3)Annualized.
(4)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.
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In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was at the top of its peer group for the one-, three-,
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five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross
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basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 2301

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	January 26, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 26, 2023